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                                             State Street Bank and Trust Company
                                                           2 Avenue de Lafayette
                                                                Boston, MA 02111


                                       May 3, 2000


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

Re:  St. Clair Funds, Inc. (the "Company")
     File No. 2-91373/811-4038
     CIK No. 746714, Post-Effective Amendment No. 32

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Company, this letter as certification that the Prospectus for the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund; and the Prospectus and Statement of Additional Information for the Liquidity Plus Money Market Fund for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 32 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2000 (Accession # 0000950131-00-002880).

     Any comments or questions with respect to this filing should be directed to me at (617) 662-3969.

                                       Very truly yours,

                                       /s/ Francine S. Hayes
                                       ---------------------
                                       Francine S. Hayes
                                       Associate Counsel

cc:  T. Gardner
     L. Wilson
     P. Turley
     S. Zoltowski